Receivables	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Receivables

Detailed information on financial position

Note 12 | Receivables

As at December 31		2025	2024
Receivables from customers	Segment
Third parties	Retail (Nutrien Financial)[1]	3,163	2,937
	Retail	1,186	1,211
	Potash, Nitrogen, Phosphate	649	532
Related party – Canpotex	Potash (Note 26)	279	122
Less allowance for expected credit losses of receivables from customers		(197)	(167)
		5,080	4,635
Rebates		250	239
Income taxes (Note 10)		135	245
Other receivables		210	271
		5,675	5,390

1  Includes $2,797 million of very low risk of default and $366 million of low risk of default (2024 – $2,531 million of very low risk of default and $406 million of low risk of default).

Qualifying receivables from customers financed by Nutrien Financial represent high-quality receivables from customers that have been rated very low to low risk of default among Retail’s receivables from customers.

Customer credit with a financial institution of $425 million as at December 31, 2025, related to our agency agreement, is not recognized in our consolidated balance sheets. Through the agency agreement, we only have a limited recourse involvement to the extent of an indemnification of the financial institution to a maximum of 5 percent (2024 – 5 percent) of the qualified customer loans. Historical indemnification losses on this arrangement have been negligible, and the average aging of the customer loans with the financial institution is current.